Summary of significant accounting policies, estimates and judgments - Disclosure of operating lease commitments (Detail) - Adoption of IFRS 16 [member] $ in Millions	Nov. 01, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease commitments disclosed as at October 31, 2019	$ 6,175
Less: commitments related to non-recoverable tax	(360)
Less: commitments for contracts not yet commenced	(240)
Less: recognition exemption adopted for short-term and low-value leases	(83)
Plus: commitments for renewal options reasonably certain to be exercised	977
Other	(26)
Adjusted operating lease commitments as at October 31, 2019	6,443
Discounted as at November 1, 2019	5,557
Finance lease liabilities recognized as at October 31, 2019	49
Lease liability recognized as at November 1, 2019	$ 5,606